Finance income and costs	9 Months Ended
Sep. 30, 2018
Analysis of income and expense [abstract]
Finance income and costs
    Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Finance income
Interest income	0.5	0.1	0.5	0.3
Gain on derivatives	—	3.5	1.7	8.9
Net foreign exchange gains arising on retranslation of financial assets and liabilities	0.6	0.3	0.5	—
Total finance income	1.1	3.9	2.7	9.2
Interest expense (a)	(10.9)	(10.8)	(33.1)	(38.5)
Loss on derivatives	(1.3)	—	—	—
Net foreign exchange losses arising on retranslation of financial assets and liabilities	—	—	—	(2.2)
Net pension interest costs	(0.9)	(1.0)	(2.7)	(2.8)
Amortization of borrowing costs	(0.5)	(0.4)	(1.0)	(2.3)
Interest on unwinding discounted items	(0.3)	(0.3)	(0.9)	(0.9)
Financing income/(costs) incurred on new or amended debt (b)	0.7	—	(1.1)	(19.5)
Total finance costs	(13.2)	(12.5)	(38.8)	(66.2)
Net finance costs	(12.1)	(8.6)	(36.1)	(57.0)
(a) Interest expense is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.
(b) As a consequence of the refinancing on May 3, 2017 as detailed in Note 12, deferred borrowing costs of €15.7 million relating to the old senior debt and senior secured notes were written off.